As filed January 27, 2022	Securities Act Registration No. 333-170750
Investment Company Act Registration No. 811-22497

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 101	x

REGISTRATION STATEMENT

UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 104	x

STRATEGY SHARES

(Exact name of Registrant as Specified in Charter)

36 North New York Avenue

Huntington, NY 11743

(Address of Principal Executive Offices)

1-631-629-4237

(Registrant’s Telephone Number)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of Agent for service)

(Notices should be sent to the Agent for Service)

Copies to:

Michael P. O’Hare

Stradley Ronon Stevens & Young LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103-7018

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b)

X	On February 17, 2022 pursuant to paragraph (b)

60 days after filing pursuant to paragraph (a)(i)

on (date) pursuant to paragraph (a)(i)

75 days after filing pursuant to paragraph (a)(ii)

on pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Parts A, B and C filed in Post-Effective Amendment No. 81 to the Registration Statement on Form N-1A of Strategy Shares on behalf of Strategy Shares Nasdaq 10HANDLTM Index ETF, as filed with the Securities and Exchange Commission pursuant to Rule 485(a) under the Securities Act of 1933 on September 3, 2021 (Accession Number 0001580642-21-004218), are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of Post-Effective Amendment No. 81 to the Registration Statement until February 17, 2022.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Huntington and State of New York, on January 27, 2022.

STRATEGY SHARES

By:	/s/ Michael Schoonover
Michael Schoonover President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated:

/s/ Michael Schoonover	January 27, 2022
Michael Schoonover, President and Principal Executive Officer	Date

/s/ James Szilagyi*	January 27, 2022
James Szilagyi, Treasurer, Principal Financial Officer, and Principal Accounting Officer	Date

/s/ Tobias Caldwell*	January 27, 2022
Tobias Caldwell, Trustee	Date

/s/ Stephen Lachenauer*	January 27, 2022
Stephen Lachenauer, Trustee	Date

/s/ Donald McIntosh*	January 27, 2022
Donald McIntosh, Trustee	Date

*By:	/s/ Jennifer Bailey

Jennifer Bailey

Attorney-in-Fact

(Pursuant to Powers of Attorney previously filed: POA-James Szilagyi, POA-Caldwell,
POA-Lachenauer, POA-McIntosh)